EQUITY - Rights of the common shares gross proceeds (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) D $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 Vote shares	Jun. 21, 2022	Jun. 17, 2022 shares
Class of Stock [Line Items]
Number of vote per share | Vote		1	1
Series S1 Convertible Preferred stock, Shares authorized | shares		70,000,000	70,000,000		70,000,000
Series S1 Convertible Preferred stock, Liquidation price per share		$ 6.00
Value divided to ascertain shares convertible		0.10
Series S1 Convertible Preferred stock, conversion price per share		0.10
Series S1 Convertible Preferred stock, conversion price per share after reverse stock split		$ 6.00
Reverse share split ratio		60	60	60
Gross proceeds from sale of equity securities | $		$ 30,000,000
IPO
Class of Stock [Line Items]
Number of units issued | shares	2,096,354
Price per unit	$ 9.60
Gross proceeds from offering | $	$ 20,125,000
Issuance costs of units | $	$ 3,067,604
Number of common share per unit | shares	1
Number of warrants per unit | shares	0.25
Number of common share per warrant | shares	0.25
Warrants exercise price	$ 12.60
Warrants exercisable term	5 years
Term for acceleration of warrants	30 days
Toronto Stock Exchange trading price	$ 37.80
Number of consecutive trading days | D	10